Asset impairment (Tables)	12 Months Ended
Dec. 31, 2017
Asset Impairment Charges [Abstract]
Schedule of asset impairment
Asset impairment consisted of the following for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
	2017	2016	2015
Flight equipment held for operating leases (Note 5)	$54,331	$78,335	$16,322
Flight equipment held for sale	6,955	3,272	—
Other assets	—	—	13
	$61,286	$81,607	$16,335